Note 12 - Notes Payable in Default (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Apr. 28, 2016	Apr. 27, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 13, 2016
An investor
Stated Interest Rate			1.00%
Debt Instrument, Face Amount			$ 27,000
Class of Warrant, Outstanding			5,000			11,250
Investor 2
Class of Warrant, Outstanding					15,625
Investor 3
Class of Warrant, Outstanding				5,000
Investor 4
Class of Warrant, Outstanding		5,000
B44
Stated Interest Rate						1.00%
Maturity Date	Jun. 30, 2016
Debt Instrument, Face Amount						$ 75,000
Class of Warrant, Outstanding						11,250
Note Purchase And Assignment Agreement
Debt Conversion, Converted Instrument, Amount	$ 200,000
Note Purchase And Assignment Agreement | An investor
Debt Conversion, Converted Instrument, Amount	50,000
Note Purchase And Assignment Agreement | Investor 2
Debt Conversion, Converted Instrument, Amount	50,000
Note Purchase And Assignment Agreement | Investor 3
Debt Conversion, Converted Instrument, Amount	50,000
Note Purchase And Assignment Agreement | Investor 4
Debt Conversion, Converted Instrument, Amount	50,000
Note Purchase And Assignment Agreement | Black Forest Capital LLC
Debt Conversion, Converted Instrument, Amount	75,000
NotesPayableInDefaultMember
Debt Default, Short-term Debt, Amount	$ 200,000
Stated Interest Rate	1.00%
Maturity Date	Mar. 01, 2016